    Northern Lights Fund Trust

   Currency Strategies Fund

Incorporated herein by reference is the definitive version of the Supplement for Currency Strategies Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 2, 2012 (SEC Accession No. 0000910472-12-000591).